Fair value of financial instruments	6 Months Ended
Sep. 30, 2019
Fair value of financial instruments
Fair value of financial instruments

12   Fair value of financial instruments

The table below sets out the valuation basis[1,2] of the financial instruments held at fair value by the Group:

	30 September	31 March
	2019	2019
	€m	€m
Financial assets at fair value:
Money market funds (included within Cash and cash equivalents)[1]	3,452	9,007
Debt and equity securities (included within Other investments)[2]	4,425	11,056
Derivative financial instruments (included within Trade and other receivables)	5,709	3,634
Trade receivables at fair value through Other comprehensive income (included within Trade and other receivables)	1,022	792
	14,608	24,489

Financial liabilities at fair value:
Derivative financial instruments (included within Trade and other payables)	4,399	2,444
	4,399	2,444

Notes:

1.	Items are measured at fair value and the valuation basis is Level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.
2.

Quoted debt and equity securities of €2,128 million (31 March 2019: €4,108 million) are Level 1 classification which comprises items where fair value is determined by unadjusted quoted prices in active markets. All balances other than quoted securities are Level 2 classification which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

The fair value of the Group's financial assets and financial liabilities held at amortised cost approximate to fair value with the exception of long-term bonds with a carrying value of €48,852 million (31 March 2019: €44,439 million) and a fair value of €51,804 million (31 March 2019: €43,616 million). Fair value is based on Level 1 of the fair value hierarchy using quoted market prices.